FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Sep. 30, 2025
FAIR VALUE OF FINANCIAL INSTRUMENTS
FAIR VALUE OF FINANCIAL INSTRUMENTS

NOTE L – FAIR VALUE OF FINANCIAL INSTRUMENTS

The Company’s financial instruments at fair value are measured on a recurring basis. Related unrealized gains or losses are recognized in unrealized gain (loss) on change in fair value of the warrants classified as a liability in the consolidated statements of operations. For additional disclosures regarding methods and assumptions used in estimating fair values of these financial instruments, see Note C.

The following table presents the fair value of the Company’s financial instruments as of September 30, 2025.

Fair value at
September 30, 2025
Liabilities:
Common Warrants	$20.00
Series A Warrants	$—
Series A Warrants - modified	$10.00
Private Common Warrants	$340.00

The fair value of the warrants classified as a liability as of September 30, 2025, was determined using the Black Scholes and Probability Weighted Expected Return models. The fair value for the warrants classified as a liability as of September 30, 2025, was calculated using the following assumptions:

	Series A	Private	Series A
	Common	Series A	Warrants –	Common
	Warrants	Warrants	modified	Warrants
Stock price	$3.88	$3.88	$3.88	$3.88
Exercise price	$9,135	$60,000	$9,135	$9,135
Dividend yield	0%	0%	0%	0%
Selected Volatility	172.50%	190.00%	172.50%	170.00%
Risk free rate	3.61%	3.61%	3.61%	3.65%
Fundamental transaction probability (significant unobservable input)	80.00%	80.00%	80.00%	80.00%
Fundamental transaction Black Scholes Volatility	227.30%	100.00%	227.30%	227.30%
Fundamental transaction timing (significant unobservable input)	09/30/2027	09/30/2027	09/30/2027	09/30/2027

The change in fair value of the Common Warrants (issued in February 2024), the Series A Warrants (issued in February 2022) and the Private Common Warrants (issued in February 2024) for the fiscal year ended September 30, 2025, is summarized as follows:

			Series A	Private
	Common	Series A	Warrants-	Common
	Warrants	Warrants	modified	Warrants	Totals
Fair value at October 1, 2024	$27,000	$15,000	$16,000	$262,000	$320,000
Change in fair value	(26,980)	(15,000)	(15,990)	(261,660)	(319,630)
Fair Value at September 30, 2025	$20	$—	$10	$340	$370